GENERAL (Schedule of Acquisition of Canadian Quartz Holdings Inc.) (Details) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 01, 2011 White-Wood Distributors Ltd. [Member] USD ($)		May 01, 2011 White-Wood Distributors Ltd. [Member] CAD
Business Acquisition [Line Items]
Inventory				$ 544
Intangible assets				807	[1]
Goodwill	39,702	42,955	42,442	754	[2]
Total assets acquired				2,105
Total liabilities assumed
Net assets acquired				2,105
Total purchase price				$ 2,105		2,000
Expected useful life				4 years 7 months 12 days		4 years 7 months 12 days

[1]	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.
[2]	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and is being tested for impairment at least annually.